Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of December 31, 2023	Increases	Decreases	Transfer	As of June 30, 2024
Patents	65	—	—	—	65
Software	667	2	—	—	669
Gross book value of intangible assets	732	2	—	—	734
Patents	(65)	—	—	—	(65)
Software	(659)	(2)	—	—	(660)
Accumulated depreciation of intangible assets (1)	(723)	(2)	—	—	(725)
Net book value of intangible assets	8	—	—	—	9
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses